iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  15 .7%
Axon Enterprise, Inc.
(a)
..................... 651 $ 364,957
Boeing Co. (The)
(a)
........................ 6,363 1,377,399
BWX Technologies, Inc. .................... 742 144,430
Curtiss-Wright Corp. ....................... 299 226,570
General Dynamics Corp. .................... 2,049 725,838
HEICO Corp. ........................... 326 116,118
Honeywell Aerospace, Inc.
(a)
................. 5,554 1,227,878
Huntington Ingalls Industries, Inc. .............. 320 89,565
Karman Holdings, Inc.
(a)
.................... 737 36,791
Kratos Defense & Security Solutions, Inc.
(a)
....... 1,512 75,388
L3Harris Technologies, Inc. .................. 1,504 437,047
Leonardo DRS, Inc. ....................... 623 26,583
Loar Holdings, Inc.
(a)
....................... 286 23,055
Lockheed Martin Corp. ..................... 1,638 834,496
Mercury Systems, Inc.
(a)
.................... 426 52,113
Moog, Inc. , Class A ....................... 230 97,483
Northrop Grumman Corp. ................... 1,078 549,036
Rocket Lab Corp.
(a)
....................... 4,111 417,883
RTX Corp. ............................. 10,870 2,062,365
StandardAero, Inc.
(a)
....................... 1,527 45,673
Textron, Inc. ............................ 1,407 129,064
TransDigm Group, Inc. ..................... 452 602,082
Woodward, Inc. .......................... 482 205,062
9,866,876
a
Automobile Components  —  0 .3%
LCI Industries ........................... 660 69,881
Patrick Industries, Inc. ..................... 893 80,173
150,054
a
Automobiles  —  6 .2%
Ford Motor Co. .......................... 105,528 1,466,839
General Motors Co. ....................... 24,311 1,873,892
Harley-Davidson, Inc. ...................... 2,726 66,678
Rivian Automotive, Inc. , Class A
(a)
.............. 22,708 393,984
Thor Industries, Inc. ....................... 1,424 107,028
3,908,421
a
Building Products  —  8 .5%
A O Smith Corp. ......................... 1,979 124,123
AAON, Inc. ............................. 1,202 152,486
Carrier Global Corp. ....................... 13,757 1,009,076
CSW Industrials, Inc. ...................... 292 81,263
Johnson Controls International PLC ............ 10,751 1,570,829
Lennox International, Inc. ................... 560 320,852
Trane Technologies PLC .................... 3,895 1,913,068
Zurn Elkay Water Solutions Corp. .............. 2,624 132,591
5,304,288
a
Commercial Services & Supplies  —  0 .3%
MSA Safety, Inc. ......................... 980 171,088
a
Communications Equipment  —  0 .2%
Ondas, Inc.
(a) (b)
.......................... 4,070 33,537
Vistance Networks, Inc.
(a)
................... 6,119 78,201
111,738
a
Electrical Equipment  —  19 .7%
Acuity, Inc. ............................. 578 217,710
AMETEK, Inc. ........................... 6,180 1,495,189
Atkore, Inc. ............................. 654 49,730
Bloom Energy Corp. , Class A
(a)
................ 5,013 1,517,435
Eaton Corp. PLC ......................... 6,091 2,595,497
EnerSys ............................... 707 165,311
Security Shares Value
a
Electrical Equipment (continued)
Eos Energy Enterprises, Inc.
(a) (b)
............... 6,491 $ 38,167
Generac Holdings, Inc.
(a)
.................... 1,128 330,290
Hubbell, Inc. , Class B ...................... 1,012 529,478
Nextpower, Inc. , Class A
(a)
................... 2,846 339,072
NuScale Power Corp.
(a)
..................... 4,102 41,143
nVent Electric PLC ........................ 3,098 525,452
Plug Power, Inc.
(a) (b)
....................... 26,910 72,926
Powell Industries, Inc. ...................... 546 156,353
Regal Rexnord Corp. ...................... 1,276 303,930
Rockwell Automation, Inc. ................... 3,000 1,485,240
Vertiv Holdings Co. , Class A ................. 7,359 2,463,940
12,326,863
a
Electronic Equipment, Instruments & Components  —  15 .5%
Advanced Energy Industries, Inc. .............. 1,025 382,192
Amphenol Corp. , Class A ................... 15,327 2,702,457
Badger Meter, Inc. ........................ 514 76,267
Belden, Inc. ............................ 1,054 126,385
Coherent Corp.
(a)
......................... 5,275 2,080,829
Fabrinet
(a)
.............................. 966 542,969
Itron, Inc.
(a)
............................. 856 74,070
Littelfuse, Inc. ........................... 683 310,990
Novanta, Inc.
(a)
.......................... 962 156,075
Ralliant Corp. ........................... 3,022 222,510
TE Connectivity PLC ...................... 7,870 1,586,671
Teledyne Technologies, Inc.
(a)
................. 1,249 832,958
TTM Technologies, Inc.
(a)
.................... 2,800 523,656
Vontier Corp. ............................ 3,810 110,490
9,728,519
a
Industrial Conglomerates  —  2 .0%
Honeywell International, Inc. ................. 5,557 1,244,212
a
Leisure Products  —  0 .2%
Brunswick Corp. ......................... 1,757 148,010
a
Machinery  —  29 .5%
Allison Transmission Holdings, Inc. ............. 2,238 252,312
Caterpillar, Inc. .......................... 2,671 2,844,348
Crane Co. .............................. 866 193,179
Cummins, Inc. ........................... 3,627 2,586,813
Deere & Co. ............................ 4,084 2,590,604
Dover Corp. ............................ 3,631 814,361
Enpro, Inc. ............................. 372 140,218
ESCO Technologies, Inc. ................... 699 244,678
Federal Signal Corp. ...................... 1,647 211,623
Fortive Corp. ............................ 8,220 502,160
Franklin Electric Co., Inc. ................... 669 71,710
Graco, Inc. ............................. 2,928 221,386
JBT Marel Corp. ......................... 1,405 203,725
Lincoln Electric Holdings, Inc. ................ 1,478 392,424
Middleby Corp. (The)
(a)
..................... 1,123 193,167
Mueller Water Products, Inc. , Class A ........... 2,752 71,084
Oshkosh Corp. .......................... 1,683 258,307
PACCAR, Inc. ........................... 14,190 1,704,503
Parker-Hannifin Corp. ...................... 2,222 2,173,383
Pentair PLC ............................ 2,843 217,944
Snap-on, Inc. ........................... 1,397 562,153
SPX Technologies, Inc.
(a)
.................... 884 216,730
Standex International Corp. .................. 328 117,316
Stanley Black & Decker, Inc. ................. 4,192 394,551
Symbotic, Inc. , Class A
(a)
.................... 1,608 72,279
Terex Corp. ............................. 3,082 223,106
Toro Co. (The) ........................... 2,615 254,753
Trinity Industries, Inc. ...................... 2,139 73,967

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Machinery (continued)
Watts Water Technologies, Inc. , Class A .......... 485 $ 189,853
Xylem, Inc. ............................. 4,188 495,063
18,487,700
a
Professional Services  —  0 .3%
Amentum Holdings, Inc.
(a)
................... 1,239 25,610
KBR, Inc. .............................. 1,040 35,911
Leidos Holdings, Inc. ...................... 1,020 105,029
Science Applications International Corp. ......... 348 38,423
204,973
a
Semiconductors & Semiconductor Equipment  —  1 .5%
Enphase Energy, Inc.
(a)
..................... 3,560 175,294
First Solar, Inc.
(a)
......................... 2,059 485,842
Qorvo, Inc.
(a)
............................ 2,163 201,743
SolarEdge Technologies, Inc.
(a)
................ 1,637 95,666
958,545
a
Total Long-Term Investments — 99.9%
(Cost: $ 48,918,153 ) ................................. 62,611,287
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 129,523 $ 129,562
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 257,317 257,317
a
Total Short-Term Securities — 0.6%
(Cost: $ 386,866 ) ................................... 386,879
Total Investments — 100.5%
(Cost: $ 49,305,019 ) ................................. 62,998,166
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (292,893)
Net Assets — 100.0% ................................. $ 62,705,273
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 151,825  $ —  $ (22,373)
(a)
$ 97  $ 13  $ 129,562  129,523  $ 283
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 35,832  221,485
(a)
—  —  —  257,317  257,317  876  —
$ —  $ 97  $ 13
$ 386,879
$ 1,159  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 5 09/18/26 $ 76 $ 2,575

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 62,611,287  $ —  $ —  $ 62,611,287
Short-Term Securities
Money Market Funds ...................................... 386,879  —  —  386,879
$ 62,998,166  $ —  $ —  $ 62,998,166
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,575  $ —  $ —  $ 2,575
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)